Share-based Payments - Summary of Option Activities under Plan and Changes, Equity-settled Arrangements (Detail) - Equity-settled arrangements [member]			12 Months Ended
	Mar. 29, 2017	Nov. 14, 2016	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Units, Beginning balance			23,250
Number of Units, Granted	42,500	7,750	127,500	23,250
Number of Units, Exercised			30,308
Number of Units, Forfeited/Cancelled			23,879
Number of Units, Expired			0	0
Number of units, Transfer to equity			273,057
Number of Units, Ending balance			369,620	23,250
Weighted Average Exercise Price Per Unit, Beginning balance			$ 8.10	$ 19.28
Number of Units, Vested			381,282	230,616
Weighted Average Exercise Price Per Unit, Granted			$ 8.10	$ 8.10
Weighted Average Exercise Price Per Unit, Exercised			8.10
Weighted Average Exercise Price Per Unit, Forfeited/Cancelled			8.10
Weighted Average Exercise Price Per Unit, Expired			0	0
Weighted Average ,Transfer to equity-settled arrangements			9.59
Weighted Average Exercise Price Per Unit, Ending balance			$ 9.20	$ 8.10
Weighted average remaining contractual life | yr			0.7	0.8